Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
2014 Share Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Schedule of Number, Weighted Average Exercise Prices and Weighted Average Grant Date Fair Value of Share Options

The option holders may elect at any time to exercise any part or all of the vested options before the expiry date.

	Number of options	Weighted- average exercise price	Weighted- average grant date fair value
		(US$)	(US$)
Outstanding as of January 1, 2016	-	-	-
Arising from business combination	98,821,647	0.25	2.04
Forfeited	(2,116,800)	0.29	1.98
Outstanding as of December 31, 2016	96,704,847	0.25	2.05
Vested and expected to vest as of December 31, 2016	87,734,832	0.24	2.04
Exercisable as of December 31, 2016	59,808,852	0.25	2.03
Non vested as of December 31, 2016	36,895,995	0.24	2.08
Outstanding as of January 1, 2017	96,704,847	0.25	2.05
Exercised	(39,262,654)	0.30	1.98
Forfeited	(3,943,920)	0.24	2.08
Outstanding As of December 31, 2017	53,498,273	0.21	2.09
Vested and expected to vest As of December 31, 2017	49,573,551	0.21	2.09
Exercisable As of December 31, 2017	33,196,944	0.18	2.11
Non vested As of December 31, 2017	20,301,329	0.26	2.06

			Weighted-
		Weighted-	average grant
	Number of	average	date fair
	options	exercise price	value
		(US$)	(US$)
Outstanding as of January 1, 2018	53,498,273	0.21	2.09
Anti-dilution adjustments	4,731,938	-	-
Forfeited	(1,494,002)	0.24	2.05
Outstanding as of December 31, 2018	56,736,209	0.19	1.94
Vested and expected to vest as of December 31, 2018	55,921,341	0.19	1.94
Exercisable as of December 31, 2018	50,155,161	0.18	1.94
Non vested as of December 31, 2018	6,581,048	0.25	1.91

Summary of Assumptions Used to Determine Fair value of Share Options	The fair values of employee stock options were valued using the Binomial option-pricing model. Assumptions used in the Binomial option-pricing model are presented below:
	2016	2017
Risk free interest rate	1.5%	1.5%
Expected dividend yield	0%	0%
Expected volatility range	64%-65%	64%-65%
Exercise multiples	2.2-2.8	2.2-2.8
Contractual life	10 years	10 years

Schedule of Share Options Outstanding

Share options outstanding at the end of the year have the following expiry date and exercise prices:

Grant Date	Expiry date	Exercise price	Share options December 31, 2017	Share options December 31, 2018
March 1, 2015	February 28, 2025	US$0.000076	2,348,099	2,348,099
March 1, 2015	February 28, 2025	US$0.27	2,630,000	2,714,940
March 1, 2015	February 28, 2025	US$0.000076	11,924,136	12,945,345
March 1, 2015	February 28, 2025	US$0.27	9,939,200	10,776,631
March 30, 2015	March 29, 2025	US$0.27	3,444,042	3,748,650
July 1, 2015	June 30, 2025	US$0.27	200,000	75,100
October 1, 2015	September 30, 2025	US$0.27	780,600	791,880
December 31, 2015	December 30, 2025	US$0.27	2,933,281	3,036,686
December 31, 2015	December 30, 2025	US$0.000076	212,000	230,750
March 1, 2016	February 28, 2026	US$0.27	761,000	746,643
March 31, 2016	March 30, 2026	US$0.27	340,500	370,040
June 1, 2016	May 30, 2026	US$0.27	6,521,513	7,098,340
June 30, 2016	June 29, 2026	US$0.000076	600,000	653,070
June 30, 2016	June 29, 2026	US$0.27	10,863,902	11,200,035
Total			53,498,273	56,736,209
Weighted average remaining contractual life of options outstanding at end of period:			7.22	6.23

2017 Restricted Share Scheme and 2017 Option Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Schedule of Number, Weighted Average Exercise Prices and Weighted Average Grant Date Fair Value of Share Options	The vested options shall become exercisable in the event of the Company’s completion of an IPO.

	Number of options	Weighted- average exercise price	Weighted- average grant date fair value
		(US$)	(US$)
Outstanding as of January 1, 2016	-	-	-
Granted	12,034,480	2.53	1.03
Outstanding as of December 31, 2016	12,034,480	2.53	1.03
Vested and expected to vest as of December 31, 2016	7,944,083	2.53	1.03
Exercisable as of December 31, 2016	-	-	-
Non vested as of December 31, 2016	12,034,480	2.53	1.03
Outstanding as of January 1, 2017	12,034,480	2.53	1.03
Granted	15,315,256	1.35	3.10
Forfeited	(388,350)	0.29	3.39
Outstanding as of December 31, 2017	26,961,386	1.89	2.17
Vested and expected to vest as of December 31, 2017	18,362,420	1.87	2.18
Exercisable as of December 31, 2017	-	-	-
Non vested as of December 31, 2017	26,961,386	1.89	2.17
Outstanding as of January 1, 2018	26,961,386	1.89	2.17
Anti-dilution adjustments	2,384,714	-	-
Granted	7,777,224	6.76	3.27
Forfeited	(1,037,021)	1.35	1.85
Outstanding as of December 31, 2018	36,086,303	2.75	2.24
Vested and expected to vest as of December 31, 2018	28,604,121	2.58	2.38
Exercisable as of December 31, 2018	7,252,971	1.76	1.75
Non vested as of December 31, 2018	28,833,332	3.00	2.47

Summary of Assumptions Used to Determine Fair value of Share Options

The fair value of share options were valued using the Binomial option-pricing model.

Assumptions used in the Binomial option-pricing model are presented below:

	Year ended December 31,
	2016	2017	2018
Risk free interest rate	1.6%	2.1-2.5%	2.97%-3.21%
Expected dividend yield	0%	0%	0%
Expected volatility	55%	55%-60%	50%-60%
Exercise multiples	2.8	2.2-2.8	2.8
Contractual life	10 years	10 years	10 years

Schedule of Share Options Outstanding

Share options outstanding at the end of the year have the following expiry date and exercise prices:

			Share options As of December 31,
Grant Date	Expiry date	Exercise price	2017	2018
June 16, 2017	June 15, 2027	US$2.32	12,034,480	13,098,930
August 31, 2017	August 30,2027	US$0.27	7,666,803	7,768,593
December 20, 2017	December 19, 2027	US$2.32	7,260,103	7,902,280
April 16, 2018	April 15, 2028	US$4.04	-	1,300,000
October 17, 2018	October 16, 2028	US$7.14	-	6,016,500
Total			26,961,386	36,086,303
Weighted average remaining contractual life of options outstanding at end of year:			9.21	8.62

Schedule of Movements in Number of RSUs and Awarded Shares

Movements in the number of RSUs for the years ended December 31, 2017 and 2018 are as follows:

	Number of awarded shares
	Year ended December 31,
	2016	2017	2018
Outstanding as of January 1	-	7,172,472	8,141,664
Anti-dilution adjustments	-	-	719,968
Granted	7,172,472	1,234,514	5,335,010
Forfeited	-	(265,322)	(472,542)
Outstanding as of December 31	7,172,472	8,141,664	13,724,100
Expected to vest as of December 31	4,583,524	5,797,563	10,318,030

Share-based Compensation Plans | Tencent Holdings Limited
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Schedule of Number, Weighted Average Exercise Prices and Weighted Average Grant Date Fair Value of Share Options	Movements in the number of share options of Tencent relevant to the Group outstanding is as follows:

			Weighted-
		Average	average grant
	Number of	exercise price	date fair value
	shares	(HK$)	(HK$)
Outstanding as of January 1, 2016	67,500	55.18	50.90
Granted	53,160	174.86	55.42
Exercised	(35,000)	54.14	51.09
Outstanding as of December 31, 2016	85,660	129.88	53.63
Vested and expected to vest as of December 31, 2016	67,803	119.12	53.52
Exercisable as of December 31, 2016	22,500	26.08	56.00
Non vested as of December 31, 2016	63,160	166.85	52.79
Outstanding as of January 1, 2017	85,660	129.88	53.63
Granted	32,410	272.36	81.70
Exercised	(32,735)	64.88	53.28
Outstanding as of December 31, 2017	85,335	208.93	64.43
Vested and expected to vest as of December 31, 2017	57,795	208.52	64.25
Exercisable as of December 31, 2017	8,055	174.86	55.42
Non vested as of December 31, 2017	77,280	212.48	65.37
Outstanding as of January 1, 2018	85,335	208.93	64.43
Exercised	(10,235)	150.16	47.30
Outstanding as of December 31, 2018	75,100	216.94	66.76
Vested and expected to vest as of December 31, 2018	63,462	214.53	66.11
Exercisable as of December 31, 2018	24,212	207.49	64.21
Non vested as of December 31, 2018	50,888	221.43	67.97

Summary of Assumptions Used to Determine Fair value of Share Options

The fair values of employee stock options were valued using the Binomial option-pricing model.

Assumptions used in the Binomial option-pricing model for the years ended December 31, 2016 and 2017 are presented below:

	Year ended December 31,
	2016	2017
Risk free interest rate	0.69%	1.39%
Expected dividend yield	0.32%	0.33%
Expected volatility range	35%	30%
Exercise multiples	2.5	7
Contractual life	7 years	7 years

Schedule of Share Options Outstanding

Share options outstanding at the end of the year have the following expiry date and exercise prices:

			Share options
			As of December 31,
Grant Date	Expiry date	Exercise price	2017	2018
July 10, 2014	July 9, 2021	HK$124.30	5,000	-
July 6, 2016	July 5, 2023	HK$174.86	47,925	42,690
July 10, 2017	July 9, 2024	HK$272.36	32,410	32,410
Total			85,335	75,100

Schedule of Movements in Number of RSUs and Awarded Shares

Movements in the number of awarded shares for the years ended December 31, 2017 and 2018 are as follows:

	Number of awarded shares Year ended December 31,
	2016	2017	2018
Outstanding as of January 1	797,355	731,814	430,418
Granted	222,800	24,503	-
Forfeited	(1,707)	(9,013)	(4,718)
Vested and transferred	(286,634)	(316,886)	(237,752)
Outstanding as of December 31	731,814	430,418	187,948
Expected to vest as of December 31	658,633	361,943	166,321